RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Disclosure of transactions between related parties	The remuneration of Directors and other key management personnel was as follows:

(US $ millions)	2020	2019
Salaries, incentives and short-term benefits	$5	$3
Share-based awards	3	2
	$8	$5